CONSOLIDATED STATEMENTS OF CASH FLOWS - Supplemental disclosure - CAD ($)		Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Cash comprised of:
Cash		$ 322,984		$ 6,599		$ 37,318
Restricted cash		29,546	[1]	0	[1]	0
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents		352,530		6,599		37,318
Supplemental Cash Flow Information
Cash Held for flow-through expenditures	[2]	317,007		4,056		0
Cash Included in accounts payable and accrued liabilities is related to flow-through expenditures	[2]	$ 227,873		$ 0		$ 0

[1]	Note 5.
[2]	Note 10.